Loans to third parties	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans to third parties

Note 8– Loans to third parties

Loans to third parties consist of the following:

Borrower name	Maturities	Interest Rate	December 31, 2023	December 31, 2022

Fujian Mingzheng Construction Development Ltd.	August 2021 (extended to August 2023, repaid in February 2023)	4.4%	$—	$14,358
Jinhuo Chen	January 2021 (extended to January 2024, repaid in February 2023)	4.4%	—	43,075
Shenzhen Ledoufu Information Technology Ltd.	January 2023 (extended to December 2023)	18.0%	—	—
Total			$—	$57,433